UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23140

FEG DIRECTIONAL ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS FEG Directional Access TEI Fund LLC For the Period April 15, 2016 through September 30, 2016 (unaudited)

FEG Directional Access TEI Fund LLC

Financial Statements

For the Period April 15, 2016 through September 30, 2016
(unaudited)

Financial Statements of FEG Directional Access Fund LLC

FEG Directional Access TEI Fund LLC

Statement of Assets and Liabilities

September 30, 2016
(unaudited)

Assets
Investment in FEG Directional Access Fund LLC, at fair value (cost $67,385,637)	$69,679,641

Liabilities
Professional fees payable	25,491
Accounting and administration fees payable	9,001
Directors fees payable	5,000
Other liabilities	1,052
Total liabilities	40,544

Net Assets	$69,639,097

Net assets consist of:
Paid-in capital	$67,459,313
Accumulated net investment loss	(650,170)
Accumulated net realized gain on investments	2,432,908
Accumulated net unrealized appreciation on investments	397,046
Net assets	$69,639,097

Units issued and outstanding (unlimited units authorized)	61,521
Net Asset Value per unit	$1,131.96

See accompanying notes.

1

FEG Directional Access TEI Fund LLC

Statement of Operations

For the Period April 15, 2016* through September 30, 2016
(unaudited)

Investment income/(loss) allocated from FEG Directional Access Fund LLC
Dividend income	$3,279
Expenses	(539,229)
Net investment loss allocated from FEG Directional Access Fund LLC	(535,950)

Fund expenses
Professional fees	45,963
Accounting and administration fees payable	41,688
Directors expense	11,000
Custodian fees	6,963
Other expenses	8,606
Total Fund expenses	114,220
Net investment loss	(650,170)

Realized and unrealized gain on investments allocated from FEG Directional Access Fund LLC
Net realized gain on investments	2,432,908
Net change in unrealized appreciation/depreciation on investments	397,046
Net realized and unrealized gain on investments	2,829,954
Net increase in net assets resulting from operations	$2,179,784

*	Inception date of FEG Directional Access TEI Fund LLC

See accompanying notes.

2

FEG Directional Access TEI Fund LLC

Statements of Changes in Net Assets

For the Period April 15, 2016* through September 30, 2016 (unaudited)
Operations
Net investment loss	$(650,170)
Net realized gain on investments	2,432,908
Net change in unrealized appreciation/depreciation on investments	397,046
Net change in net assets resulting from operations	2,179,784

Capital transactions
Capital subscriptions	1,829,952
Capital issued with reorganization	65,629,361
Net change in net assets resulting from capital transactions	67,459,313

Net change in net assets	69,639,097

Net assets at beginning of period	—
Net assets at end of period	$69,639,097

Accumulated net investment loss	$(650,170)

Units transactions
Units sold	1,640
Units issued with reorganization	59,881
Net change in units	61,521

*	Inception date of FEG Directional Access TEI Fund LLC

See accompanying notes.

3

FEG Directional Access TEI Fund LLC

Statement of Cash Flows

For the Period April 15, 2016* through September 30, 2016
(unaudited)

Operating activities
Net increase in net assets resulting from operations	$2,179,784
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of investments	(1,831,678)
Proceeds from sales of investments	75,402
Net investment loss allocated from FEG Directional Access Fund LLC	535,950
Net realized gain on investments	(2,432,908)
Net change in unrealized appreciation/depreciation on investments	(397,046)
Changes in operating assets and liabilities:
Accounting and administration fees payable	9,001
Professional fees payable	25,491
Director fees payable	5,000
Other liabilities	1,052
Net cash used for operating activities	(1,829,952)

Financing activities
Proceeds from capital subscriptions	1,829,952
Net cash provided by financing activities	1,829,952

Net change in cash	—
Cash at beginning of period	—
Cash at end of period	$—

*	Inception date of FEG Directional Access TEI Fund LLC

See accompanying notes.

4

FEG Directional Access TEI Fund LLC

Financial Highlights

	For the Period April 15, 2016* through September 30, 2016 (unaudited)
Per unit operating performances:(1)
Net asset value per unit, beginning of period	$1,096.00
Income (loss) from investment operations:
Net investment loss	(10.57)
Net realized and unrealized gain on investments	46.53
Total change in per unit value from investment operations	35.96

Net asset value per unit, end of period	$1,131.96

Ratios to average net assets:(2)
Total expenses	2.08	%(3)
Net investment loss	(2.08	)%(3)

Total return	3.28	%(4)
Portfolio turnover	0.11	%(4)
Net assets end of year (000's)	$69,639

*	Inception date of FEG Directional Access TEI Fund LLC

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	The ratios include the Fund’s proportionate share of income and expenses allocated from FEG Directional Access Fund LLC.

(3)	Annualized.

(4)	Not annualized.

See accompanying notes.

5

FEG Directional Access TEI Fund LLC

Notes to Financial Statements

For the Period April 15, 2016 through September 30, 2016
(unaudited)

1. Organization

FEG Directional Access TEI Fund LLC (the “Fund”) was formed on November 20, 2015, and is a Delaware limited liability company that commenced operations on April 15, 2016. The Company registered with the U.S. Securities and Exchange Commission (“the SEC”) on February 24, 2016, under the Investment Company Act of 1940, as amended (“the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to meet or exceed the return of the broad equity markets over a full market cycle (which includes both economic expansion and contraction and typically ranges between four and seven years) with less volatility than the equity markets as measured by the MSCI World Index, although there can be no assurance that the Fund will achieve this objective. The Fund invests all or substantially all of its assets in FEG Directional Access TEI Fund LDC (the “Offshore Fund”), a Cayman Islands exempted limited duration company with the same investment objective as the Fund. The Offshore Fund in turn invests all or substantially all of its assets in FEG Directional Access Fund LLC (the “Company” or “FEG Directional Access Fund”). The Company has the same investment objective as the Fund.

The Fund’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Fund’s operations. Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC (the “Investment Manager”) serves as the sponsor to the Fund and serves as the investment manager to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

FEG Equity Access Fund Ltd., an affiliated investment fund advised by the Investment Manager that invested all or substantially all of its assets in the Company, was liquidated on April 15, 2016. The majority of the assets of FEG Equity Access Fund Ltd, were transferred in-kind to the Fund on April 15, 2016.

Units of limited liability company interest (“Units”) of the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the “Administrator”). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of the books and records of the Fund and the capital accounts of the shareholders in the Fund (the “Shareholders”).

2. Significant Accounting Policies

The Fund is an investment company, as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Calculation of Net Assets and Net Asset Value per Unit

The Fund calculates its net assets as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its net assets, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The net assets of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s net assets is calculated. The net asset value per unit equals net assets divided by Units outstanding.

6

FEG Directional Access TEI Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Investment in FEG Directional Access Fund LLC

The Fund records its investment in FEG Directional Access Fund at fair value which is represented by the Fund’s units held in FEG Directional Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by FEG Directional Access Fund is discussed in the notes to FEG Directional Access Fund’s financial statements. The performance of the Fund is directly affected by the performance of FEG Directional Access Fund. The financial statements of FEG Directional Access Fund, which accompany this report, are an integral part of these financial statements. Refer to the accounting policies disclosed in the financial statements of FEG Directional Access Fund for additional information regarding significant accounting policies that affect the Fund. As of September 30, 2016, the Fund owned 88.81% of the units of FEG Directional Access Fund.

Taxation

The Fund and FEG Directional Access Fund have each received an opinion of counsel that, for federal income tax purposes, it will be classified as a partnership and not as a corporation, and, based on a “facts and circumstances” analysis, will not be treated as a publicly traded partnership taxable as a corporation. As partnerships, the Fund and FEG Directional Access Fund will not be subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income. The Offshore Fund will be treated as a foreign corporation for U.S. federal income tax purposes, and will be subject to U.S. federal income tax and branch profits tax with respect to any income effectively connected to a U.S. trade or business as well as a 30% withholding tax on dividends and certain other passive income from U.S. sources.

Management has analyzed the Fund’s tax positions for all open tax years, and has concluded that for the period April 15, 2016 through September 30, 2016, no provisions for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current period and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

Capital Subscriptions Received in Advance and Capital Redemptions Payable

Capital subscriptions received in advance, if any, are comprised of cash received on or prior to September 30, 2016, for which Units are issued on October 1, 2016. Capital contributions received in advance do not participate in the earnings of the Fund until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2016 but were paid subsequent to period end.

3. Related Party Transactions

The Investment Manager received from the FEG Directional Access Fund a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the FEG Directional Access Fund’s month-end members’ capital balances. The Fund indirectly incurs the Management Fee as a member in the FEG Directional Access Fund.

Each Independent Director receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Directors’ fees totaled $11,000 for the period ended September 30, 2016, of which $5,000 was payable as of September 30, 2016.

7

FEG Directional Access TEI Fund LLC

Notes to Financial Statements (continued)

4. Capital

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but, may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional subscriptions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Directional Access Fund, the Fund generally will find it necessary to liquidate a portion of its FEG Directional Access Fund units in order to satisfy repurchase requests. Because FEG Directional Access Fund’s units may not be transferred, the Fund may withdraw a portion of its FEG Directional Access Fund units only pursuant to repurchase offers by FEG Directional Access Fund. Therefore, the Fund does not expect to conduct a repurchase offer for Units unless FEG Directional Access Fund contemporaneously conducts a repurchase offer for FEG Directional Access Fund units.

In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Directional Access Fund Board that FEG Directional Access Fund repurchases FEG Directional Access Fund units from members twice a year, effective as of June 30th and December 31st. The repurchase amount will be determined by the FEG Directional Access Fund Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Directional Access Fund’s outstanding units.

FEG Directional Access Fund will make repurchase offers, if any, to all holders of FEG Directional Access Fund units, including the Fund. The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Directional Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Directional Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Units to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Units. Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Directional Access Fund conducts a repurchase offer.

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Directional Access Fund is making a contemporaneous repurchase offer for FEG Directional Access Fund units, and the aggregate value of FEG Directional Access Fund units that FEG Directional Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

The Operating Agreement and the FEG Directional Access Fund operating agreement each provides that the respective entity will be dissolved if any Member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such Member’s Units or FEG Directional Access Fund’s units, as applicable, for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period). Such a dissolution of the FEG Directional Access Fund would likely result in a determination to dissolve the Fund.

8

FEG Directional Access TEI Fund LLC

Notes to Financial Statements (continued)

4. Capital (continued)

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 65 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the FEG Directional Access Fund, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a noninterest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from its investment in FEG Directional Access Fund), whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2.00% of the repurchase price. The repurchase fee is intended to compensate the Fund for expenses related to such repurchase. Subscriptions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

5. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9

FEG Directional Access TEI Fund LLC

Notes to Financial Statements (continued)

6. Subsequent Events

At a meeting held on November 29, 2016, the Board ratified the appointment of Julie Thomas as the Company’s new Chief Compliance Officer. Ms. Thomas has over 10 years of compliance experience, including chief compliance officer experience for a registered fund and investment adviser. Prior background consists of 15 years of accounting experience including 4 years in the public accounting arena.

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, other than the event described above, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

10

FEG Directional Access TEI Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At an organizational meeting of the Board of the Fund held on February 22, 2016, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved, on behalf of the Fund, the investment management agreement (the “Investment Management Agreement”) between the Investment Manager and FEG Directional Access Fund and the sub-advisory agreement among the Investment Manager, Sub-Adviser and FEG Directional Access Fund (the “Sub-Advisory Agreement”, and together with the “Investment Management Agreement”, the “Advisory Agreements”).

In advance of the meeting, the Directors requested and received extensive materials from the Investment Manager and Sub-Adviser to assist them in considering the approval of the Advisory Agreements. The materials provided by the Investment Manager and Sub-Adviser contained information, including detailed comparative information relating to the performance of similar accounts managed by the Adviser and Sub-Adviser to the Fund, as well as the expected advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and Sub-Adviser. The Board then met in executive session with the counsel to the Independent Directors for a full review of the materials. Following this session, the meeting reconvened and after further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the investment management services expected to be rendered, including, the complexity of the services expected to be provided; (2) the experience and qualifications of the personnel that will be providing such services; (3) the proposed fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager, Sub-Adviser and their affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to members of the Fund; (6) other compensation or possible benefits to the Investment Manager, Sub-Adviser and their affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or basis for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services. It was noted that the Sub-Adviser does not perform similar services for other clients; (9) the allocation of total fees between the Investment Manager and the Sub-Adviser and the relationship of the fee allocation and the proportion

11

FEG Directional Access TEI Fund LLC

Other Information (continued)

(unaudited)

of services provided by the Investment Manager and Sub-Adviser; (10) possible conflicts of interest that the Investment Manager and Sub-Adviser may have with respect to the Fund; and (11) the entrepreneurial risk borne by the Investment Manager, Sub-Adviser or their affiliates (e.g., because a Fund is in a start-up mode or for other reasons, the Investment Manager’s, Sub-Adviser’s or affiliates revenues may be less or their expenses greater than anticipated).

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager and Sub-Adviser to the Fund are appropriate and consistent with the terms of the Fund’s Limited Liability Company Operating Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Fund is likely to benefit from the management by the Investment Manager’s and Sub-Adviser’s management of the Fund’s investment program.

The Board considered the historic performance of the Investment Manager’s other clients and concluded that the performance of similar accounts managed by the Investment Manager and Sub-Adviser to the Fund was in line with its relative peer group.

The Board also concluded that the Investment Manager and Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Fund. The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds. The Board also considered that the sub-advisory fee received by the Sub-Adviser reflected the value of services provided to the Fund and to the Investment Manager, generally. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected size of the Fund and the quality of services to be provided by the Investment Manager.

The Board considered the extent to which economies of scale could be realized, and whether fee levels would reflect those economies, noting that because the Fund was new, there were currently no economies of scale.

The Board considered all factors and no one factor alone was deemed dispositive. After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Management Agreement and Sub-Advisory Agreement.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board concluded that the compensation and other terms of the Advisory Agreements were in the best interests of the Fund’s Members.

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FINANCIAL STATEMENTS FEG Directional Access Fund LLC Six Months Ended September 30, 2016 (unaudited)

FEG Directional Access Fund LLC

Financial Statements

Six Months Ended September 30, 2016
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	4
Statements of Changes in Members’ Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Other Information	15

FEG Directional Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2016
(unaudited)

Assets
Cash	$373,194
Short-term investments (cost $742,395)	742,395
Investments in Portfolio Funds, at fair value (cost $68,997,768)	76,626,958
Receivable for Portfolio Funds sold	3,995,664
Other assets	331
Total assets	$81,738,542

Liabilities and members’ capital
Line of credit loan payable	$2,800,000
Professional fees payable	109,473
Management fee payable	107,605
Capital withdrawals payable	80,339
Accounting and administration fees payable	36,094
Directors fees payable	6,000
Line of credit interest expense payable	2,919
Line of credit fees payable	1,500
Other liabilities	48,722
Total liabilities	3,192,652
Members’ capital	78,545,890
Total liabilities and members’ capital	$81,738,542

Components of members’ capital
Paid-in capital	$65,862,886
Accumulated net investment loss	(6,813,949)
Accumulated net realized gain on investments	11,867,763
Accumulated net unrealized appreciation on investments	7,629,190
Members’ capital	$78,545,890

Units issued and outstanding (unlimited units authorized)	68,182
Net Asset Value per unit	$1,152.00

See accompanying notes.

FEG Directional Access Fund LLC

Schedule of Investments

September 30, 2016
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Notice Period (1)
Investments in Portfolio Funds:(2)
United States:
Hedged Equity:(3)
Brenner West Capital Qualified Partners, L.P.	$6,000,000	$6,807,773	8.7%	Quarterly (4)	60 days
Darsana Fund, L.P.	7,000,000	6,985,973	8.9	Quarterly (5)	60 days
Fine Partners I, L.P.	7,750,000	7,483,213	9.5	Annually (6)	60 days
FVP US-Q, L.P., Class D	6,000,000	6,407,975	8.2	Annually (7)	90 days
Indus Asia Pacific Distribution Holding Company II, Ltd.	112,909	49,860	0.1	N/A (8)	N/A
JHL Capital Group Fund LLC, Class C	6,000,000	5,912,918	7.5	Quarterly	60 days
LAE Fund, L.P., Sub-Class Two	6,000,000	5,172,982	6.6	Semi-Annually (5)	60 days
Maple Rock US Fund, L.P., Class C	6,000,000	6,284,367	8.0	Quarterly (10)	60 days
Marble Arch QP Partners, L.P., Class A	5,000,000	6,689,321	8.5	Semi-Annually (4)	60 days
Palo Alto Healthcare Fund II, L.P.	2,297,165	5,599,969	7.1	Semi-Annually (5)	30 days
Pennant Windward Fund, L.P.	7,783,012	7,063,894	9.0	Quarterly (4)	60 days
Sachem Head L.P.	4,500,000	4,941,490	6.3	Quarterly (9)	65 days
Tybourne Equity (US) Fund	4,554,682	7,227,223	9.2	Quarterly (6)	60 days
Total investments in Portfolio Funds	$68,997,768	$76,626,958	97.6%

See accompanying notes.

FEG Directional Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Federated Prime Obligations Fund #10, 0.30% (11)	$742,395	$742,395	0.9%
Total investments in Portfolio Funds and short-term investments	$69,740,163	$77,369,353	98.5%

Other assets less liabilities		1,176,537	1.5%

Members’ capital		$78,545,890	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Hedged directional investment strategies generally involve taking both long and short positions in equity securities deemed to be undervalued or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, hedged directional Portfolio Fund Managers generally do not attempt to neutralize the amount of their long and short positions (i.e., they will be net long or net short).

(4)	Withdrawals from Portfolio Fund permitted after a one year lock-up period from the date of the initial investment.

(5)	Withdrawals from Portfolio Fund permitted after a two year lock-up period from the date of the initial investment.

(6)	Withdrawals from Portfolio Fund permitted after a three year lock-up period from the date of the initial investment.

(7)	Withdrawals from Portfolio Fund permitted after a five year lock-up period from the date of the initial investment.

(8)	Portfolio Fund in liquidation mode and will be distributed via in-kind distributions.

(9)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 ⅓%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter.

(10)	Quarterly withdrawals are permitted subsequent to a 5% redemption fee on the proceeds.

(11)	The rate shown is the annualized 7-day yield as of September 30, 2016.

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Directional Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2016
(unaudited)

Investment income
Dividend income	$3,848

Expenses
Management fees	335,136
Professional fees	74,250
Accounting and administration fees	64,810
Line of credit fees	21,828
Line of credit interest expense	20,429
Directors fees	12,000
Custodian fees	7,829
Other expenses	35,000
Total expenses	571,282
Net investment loss	(567,434)

Realized and unrealized gain on investments
Net realized gain on investments	2,744,589
Net change in unrealized appreciation/depreciation on investments	447,912
Net realized and unrealized gain on investments	3,192,501
Net increase in members' capital resulting from operations	$2,625,067

See accompanying notes.

FEG Directional Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2016 (unaudited)	Year Ended March 31, 2016
Operations
Net investment loss	$(567,434)	$(1,357,141)
Net realized gain on investments	2,744,589	5,689,871
Net change in unrealized appreciation/depreciation on investments	447,912	(14,150,309)
Net change in members’ capital resulting from operations	2,625,067	(9,817,579)

Capital transactions
Capital contributions	67,611,039	10,137,159
Capital withdrawals	(85,580,786)	(24,166,157)
Net change in members’ capital resulting from capital transactions	(17,969,747)	(14,028,998)

Net change in members’ capital	(15,344,680)	(23,846,577)

Members’ capital at beginning of period	93,890,570	117,737,147
Members’ capital at end of period	$78,545,890	$93,890,570

Accumulated net investment loss	$(6,813,949)	$(6,246,515)

Units transactions
Units sold	60,755	8,182
Units redeemed	(76,936)	(19,516)
Net change in units	(16,181)	(11,334)

See accompanying notes.

FEG Directional Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2016
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$2,625,067
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in Portfolio Funds	15,761,295
Net realized gain on investments in Portfolio Funds	(2,744,589)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(447,912)
Proceeds from short-term investments, net	54,741
Changes in operating assets and liabilities:
Other assets	(48)
Professional fees payable	(19,978)
Management fee payable	(20,112)
Accounting and administration fees payable	(3,306)
Other liabilities	(376)
Net cash provided by operating activities	15,204,782

Financing activities
Proceeds for line of credit	8,300,000
Payments from line of credit	(5,500,000)
Line of credit fees payable	(200)
Line of credit interest expense payable	2,919
Proceeds from capital contributions	67,461,039
Payments for capital withdrawals	(85,598,021)
Net cash used in financing activities	(15,334,263)

Net change in cash	(129,481)
Cash at beginning of period	502,675
Cash at end of period	$373,194

Supplemental disclosure of interest paid	$17,510

See accompanying notes.

FEG Directional Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2016 (unaudited)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per unit operating performances:(1)(2)
Net asset value per unit, beginning of period	$1,112.94	$1,230.32	$1,152.15	$1,047.37
Income (loss) from investment operations:
Net investment loss	(25.89)	(22.95)	(14.20)	(9.20)
Net realized and unrealized gain (loss) on investments	64.95	(94.43)	92.37	113.98
Total change in per unit value from investment operations	39.06	(117.38)	78.17	104.78

Net asset value per unit, end of period	$1,152.00	$1,112.94	$1,230.32	$1,152.15

	Six Months Ended September 30, 2016 (unaudited)

			Year Ended March 31,
			2016	2015	2014	2013	2012
Ratios to average members’ capital:(3)
Total expenses	1.43	%(4)	1.27%	1.26%	1.35%	1.40%	0.91%
Net investment loss	(1.43	)%(4)	(1.27)%	(1.26)%	(1.35)%	(1.40)%	(0.91)%

Total return	3.51	%(5)	(9.54)%	6.78%	10.00%	4.18%	(1.63)%
Portfolio turnover	0.00	%(5)	12.79%	9.15%	29.64%	12.69%	4.37%
Members’ capital end of year (000's)	$78,546		$93,891	$117,737	$109,375	$86,660	$86,874

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	Effective April 1, 2013, the Company was unitized.

(3)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Company invests.

(4)	Annualized.

(5)	Not annualized.

See accompanying notes.

FEG Directional Access Fund LLC

Notes to Financial Statements

Six Months Ended September 30, 2016
(unaudited)

1. Organization

FEG Directional Access Fund LLC (the “Company”) was formed on February 3, 2010, and is a Delaware limited liability company that commenced operations on April 1, 2010. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on April 2, 2012, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Pursuant to a sub-advisory agreement with the Investment Manager and the Company, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Company’s sub-adviser (in such capacity, the “Sub-Adviser”). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in oversight of the Company’s investments, making Portfolio Fund Manager (as defined below) selection and termination recommendations and approving significant and strategic asset allocation changes.

The Company’s primary investment objective is to meet or exceed the return of the broad equity markets over a full market cycle with less volatility than the equity markets, as measured by the S&P 500 Index, although there can be no assurance that the Company will achieve this objective. For purposes of the investment objective a “full market cycle” includes both economic expansion and contraction and typically ranges between four and seven years. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The Net Asset Value per Unit equals Members’ Capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to the Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds were $0 and $19,756,959, respectively.

Fair Value of Financial Instruments

In accordance with ASC 820, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Short-term investments	$742,395	$—	$—	$742,395
Total	$742,395	$—	$—	$742,395

In accordance with ASC 820 investments in Portfolio Funds with a fair value of $76,626,958 are excluded from the fair value hierarchy as of September 30, 2016.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the six months ended September 30, 2016.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date.

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2012 through December 31, 2015, and has concluded that as of September 30, 2016, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2016 for which Units are issued October 1, 2016. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2016 but were paid subsequent to period-end.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carry forward provisions, as defined in the respective Portfolio Funds’ agreement.

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $335,136 for the six months ended September 30, 2016, of which $107,605 was payable as of September 30, 2016.

The Investment Manager, not the Company, pays the Sub-Adviser a monthly fee equal to 10% of the Management Fee received by the Investment Manager from the Company as of the end of each calendar month. Effective May 11, 2015, the Sub-Adviser agreed to waive any unpaid past and future compensation that did or would exceed 10% of the adjusted income of the Investment Manager attributable to the services that the Investment Manager renders to the Company.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions (continued)

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Directors’ fees totaled $12,000 for the six months ended September 30, 2016, of which $6,000 was payable as of September 30, 2016.

As of September 30, 2016, FEG Directional Access TEI Fund LLC, an affiliated investment fund advised by the Investment Manager, owned 88.81% of the Company’s outstanding Units, with a value of $69,758,141.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”), net profits or net losses are allocated to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month, but may be admitted at any other time at the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Company to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Company to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Company should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Company’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Company repurchase Units; (ii) the liquidity of the Company’s assets; (iii) the investment plans and working capital requirements of the Company; (iv) the relative economies of scale with respect to the size of the Company; (v) the history of the Company in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

The Company’s Operating Agreement provides that the Company will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Company has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Company will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Company (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Company, Units will be valued for purposes of determining their repurchase price as of a date approximately 65 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Company may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Company will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

Members who tender a portion of their Units in the Company (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Company, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Company entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Company has received at least 90% of the aggregate amount withdrawn by the Company from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Company’s next annual audit, which is expected to be completed within 60 days after the end of the Company’s fiscal year-end.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Company within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Company in an amount equal to 2.00% of the repurchase price. The repurchase fee is intended to compensate the Company for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Company does not intend to impose any charges on the repurchase of Units.

If Members request that the Company repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Company shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Company reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $10 million line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The average interest rate and the average daily loan balance for the 70 days the Company had outstanding borrowings under the LOC were 2.52% and $4,214,286, respectively, for the six months ended September 30, 2016. As of September 30, 2016, the unused amount of the LOC was $7,200,000.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

7. Credit Facility (continued)

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2016, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2017. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Subsequent Events

10, including Chief Compliance Officer experience for a registered fund and investment adviser. Prior background consists of 15 years of accounting experience including 4 years in the public accounting arena.At a meeting held on November 29, 2016, the Board ratified the appointment of Julie Thomas as the Company’s new Chief Compliance Officer. Ms. Thomas has over 10 years of compliance experience, including chief compliance officer experience for a registered fund and investment adviser. Prior background consists of 15 years of accounting experience including 4 years in the public accounting arena.

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, other than the event described above, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Directional Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.
(b)	Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-
Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG DIRECTIONAL ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	DECEMBER 07, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	DECEMBER 07, 2016

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 07, 2016

*	Print the name and title of each signing officer under his or her signature.